Expenses - Summary of expenses (Detail) - AUD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of expenses by nature [line items]
Amortisation	$ 934,710	$ 934,705
Interest expense
Borrowings	10,033	39,257
Contingent consideration – Effective Interest	223,035	220,484
Interest expense	233,068	259,741
Superannuation expense
Defined contribution superannuation expense	26,738	48,730
Employee benefits expense excluding superannuation
Employee benefits expense excluding superannuation	$ 1,138,052	$ 1,793,896